Financial Highlights	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Additional Financial Information Disclosure [Text Block]
(9)            Financial Highlights

The following financial highlights show the Trust’s financial performance of the Trading units for the periods ended December 31, 2015, 2014 or 2013.  Total return is calculated as the change in a theoretical beneficial owner’s investment over the entire period, and is not annualized.  Total return is calculated based on the aggregate return of the Trust’s Trading units taken as a whole.  As of December 31, 2015, no Class D units had been sold and, therefore, the Trust’s financial performance with respect to the Class D units is not reflected below.

	Class A			Class B			Class C*
	2015	2014	2013	2015	2014	2013	2015	2014	2013
Per share operating performance:
Net asset value of Trading units, beginning of period	$67.49	$71.25	$76.92	$76.11	$78.74	$83.34	$-	$-	$-
Total Trading income (loss):
Trading gain (loss)	(1.38)	5.31	1.37	(1.59)	6.08	1.53	-	-	-
Investment income	0.02	0.04	0.20	0.02	0.04	0.22	-	-	-
Expenses	(8.04)	(9.11)	(7.24)	(7.70)	(8.75)	(6.35)	-	-	-
Trading income (loss)	(9.40)	(3.76)	(5.67)	(9.27)	(2.63)	(4.60)	-	-	-
Net asset value of Trading units, end of period	$58.09	$67.49	$71.25	$66.84	$76.11	$78.74	$-	$-	$-

Total return:
Total return before incentive fees	(12.71%)	(3.28%)	(6.72%)	(11.01%)	(1.94%)	(4.79%)	5.22%	-	-
Less incentive fee allocations	(1.22%)	(1.99%)	(0.66%)	(1.17%)	(1.41%)	(0.73%)	(1.22%)	-	-
Total return	(13.93%)	(5.27%)	(7.38%)	(12.18%)	(3.35%)	(5.52%)	4.00%	-	-

Ratios to average net assets:
Trading (loss)	(15.48%)	(9.26%)	(8.61%)	(13.10%)	(15.76%)	(5.78%)	3.93%	-	-
Expenses:
Expenses, less incentive fees	(11.87%)	(12.34%)	(9.30%)	(9.76%)	(10.67%)	(7.33%)	(0.49%)	-	-
Incentive fees	(1.22%)	(1.99%)	(0.66%)	(1.17%)	(1.41%)	(0.73%)	(1.22%)	-	-
Total expenses	(13.09%)	(14.33%)	(9.96%)	(10.93%)	(12.08%)	(8.06%)	(1.71%)	-	-

The calculations above do not include activity within the Trust’s Non-Trading Accounts.

The net income and expense ratios are computed based upon the weighted average net assets for the Trust for the periods ended December 31, 2015, 2014 and 2013.  The amounts are not annualized.  Total return is calculated for each class of unitholders’ capital taken as a whole.  An individual investor’s return may vary from these returns.

*No financial highlights per share operating performance has been presented for Class C units since all Class C units were purchased and fully redeemed in January 2015.  Class C net assets were zero at the beginning and the end of the year.